Securitisations (Tables)	12 Months Ended
Dec. 31, 2020
37. Secutritisations
Transfers of financial assets that do not result in derecognition

The following table shows the carrying amount of securitised assets that have not resulted in full derecognition, together with the associated liabilities, for each category of asset on the balance sheet:

	2020				2019
	Assets		Liabilities		Assets		Liabilities
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost
Credit cards, unsecured and other retail lending	1,033	1,121	(1,019)	(1,033)	3,516	3,678	(2,918)	(2,922)

Continuing involvement in financial assets that have been derecognised

The table below shows the potential financial implications of such continuing involvement:

	Continuing involvement[a]			Gain/(loss) from continuing involvement
	Carrying amount	Fair value	Maximum exposure to loss	For the year ended	Cumulative to 31 December
Type of transfer	£m	£m	£m	£m	£m
2020
Asset backed securities	56	56	56	1	1
Residential mortgage backed securities	49	49	49	1	1
Commercial mortgage backed securities	243	237	243	2	6
Total	348	342	348	4	8

2019
Commercial mortgage backed securities	189	188	189	1	4
Total	189	188	189	1	4

Note

a Assets which represent the Group’s continuing involvement in derecognised assets are recorded in Loans and advances at amortised cost and Debt securities at FVTP&L.